UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21190
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    Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC
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               (Exact name of registrant as specified in charter)

                        731 Lexington Avenue, 25th Floor
                               New York, NY 10022
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               (Address of principal executive offices) (Zip code)

                                Millie Kim, Esq.
                      Citigroup Alternative Investments LLC
                        731 Lexington Avenue, 28th Floor
                               New York, NY 10022
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 816-4999
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                        Date of fiscal year end: March 31
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                     Date of reporting period: June 30, 2007
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2007

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                                                                                    COST               FAIR VALUE      % OF MEMBERS'
                                                                                                                          CAPITAL
INVESTMENTS IN INVESTMENT FUNDS
        DIRECTIONAL EQUITY
              Artha Emerging Markets Fund LTD - b                              $ 12,700,000           $ 14,631,703          4.04%
              Delta Institutional, L.P. - b                                       2,288,426             15,012,560          4.14
              Frontpoint Onshore Healthcare 2X LP - b                            10,000,000             10,379,019          2.86
              Kinetics QP- a                                                     14,000,000             15,715,029          4.34
              Passport QP - b                                                    18,800,000             26,289,236          7.26
              Prism Partners QP LP - a                                           12,550,000             13,643,098          3.77
              Torrey Pines Fund LLC - b                                           6,000,000              7,725,040          2.13

        DIRECTIONAL MACRO
              Drawbridge Global Macro Fund Ltd - b                                8,000,000              8,718,036          2.41
              Mellon Alpha Access (Offshore PFIC) - a                             5,000,000              4,553,753          1.26

        RELATIVE VALUE
              Bennelong Asia Pacific Multi Strategies EQ Fund - a                 6,000,000              6,498,685          1.79
              CFM Ventus Fund L.P. - a                                            7,331,953             10,200,687          2.82
              Criterion Capital Partners. L.P. - b                                5,500,000              5,520,900          1.52
              Dundonald(Loch 2X) QP - b                                          15,500,000             16,434,293          4.54
              Stratus Fund Ltd - Class C - a                                      7,300,000             10,123,321          2.79
              Structured Service Holdings LP - a                                  9,358,508             10,222,655          2.82
              Sunbeam Opportunities Fund LLC - b                                  6,800,000              6,692,268          1.85

        EVENT DRIVEN
              Ashmore Asian Recovery Fund Limited - b                             9,000,000              9,185,296          2.54
              Carrington Investment Partners (US) LP - b                         11,200,000             12,288,923          3.39
              CPIM Structured Credit Fund 1000 INC - b                            8,000,000              8,378,595          2.31
              CPIM Structured Credit Fund 1500 INC - c                            6,225,321              6,193,672          1.71
              Icahn Fund Ltd - c                                                 16,500,000             17,137,864          4.73
              Lincoln Vale European Partners (US) Fund, LP - c                    5,000,000              4,971,359          1.37
              Marathon Spec Oppportunity Ltd - c                                 10,000,000             10,715,759          2.96
              Marathon Structured Finance Fund, Ltd. - d                         20,700,000             21,351,125          5.89
              New Amsterdam European Credit Fund - a                              9,900,000             11,104,368          3.07
              Pardus European Spec Opp Fund Ltd - b                              15,000,000             16,200,279          4.47
              Stark Investments Structured Finance Onshore Fund - d              12,600,000             13,721,604          3.79
              Third Point Partners Qualified, LP - d                             14,300,000             16,802,568          4.64
              Trian Partners Ltd - d                                             20,900,000             22,843,854          6.31
              York European Opportunities Fund LP - b                            13,900,000             15,595,802          4.30
                                                                               -------------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS                                           320,354,208            368,851,350        101.82

OTHER ASSETS, LESS LIABILITIES                                                                          (6,597,384)        (1.82)
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MEMBERS' CAPITAL                                                                                      $362,253,966        100.00%
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Note: Investments in underlying Investment Funds are categorized by investment strategy.

a - Redemptions permitted monthly
b - Redemptions permitted quarterly
c - Redemptions permitted semi annually
d - Redemptions permitted annually
e - Redemptions permitted anytime


   The accompanying notes are an integral part of these financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Citigroup Alternative Investments Multi-Adviser Hedge Fund
             Portfolios LLC
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By (Signature and Title)*  /s/ Raymond Nolte
                         -------------------------------------------------------
                           Raymond Nolte, President
                           (principal executive officer)

Date     August 21, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Raymond Nolte
                         -------------------------------------------------------
                           Raymond Nolte, President
                           (principal executive officer)

Date     August 21, 2007
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By (Signature and Title)*  /s/ Amy M. Olsen
                         -------------------------------------------------------
                           Amy M. Olsen, Treasurer
                           (principal financial officer)

Date     August 21, 2007
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 * Print the name and title of each signing officer under his or her signature.